EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Mar. 31, 2023
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 23. EVENTS AFTER THE BALANCE SHEET DATE

(a)	Sale of Ordinary Shares

From April 1, 2023 through July 28, 2023, the Company sold 186,604 ordinary shares under the ATM program and generated net proceeds of approximately $0.6 million.

(b)	Intensity IPO

On July 5, 2023, Intensity completed an IPO of its common stock selling 3,900,000 shares at a price of $5.00 per share generating net proceeds of approximately $16.2 million. In connection with the offering, Intensity’s common stock began trading on Nasdaq on June 30, 2023, under the ticker symbol “INTS.” The Intensity shares closed at a price of $5.96 on June 30, 2023. The Company valued its interest in Intensity consisting of 644,229 shares to be $2.087 million at March 31, 2023, based upon information available at that date. The Company received an additional 2,659 shares in connection with the offering pursuant to certain anti-dilution rights. Intensity sold its overallotment shares totaling 585,000 shares, which closed on July 7, 2023. At that date, the Company owned approximately 4.7% of the issued and outstanding shares of Intensity.